LEASES	12 Months Ended
Jun. 30, 2021
LEASES
LEASES

NOTE 11. LEASES

Effective July 1, 2019, the Company adopted the new lease accounting standard. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities of ¥1,228,963 ($190,305) and ¥1,228,963 ($190,305), respectively, as of July 1, 2019 with no impact on accumulated deficit. Financial position for reporting periods beginning on or after July 1, 2019, are presented under the new guidance, while prior period amounts are not adjusted and continue to be reported in accordance with previous guidance.

The Company leases office spaces and factories under non-cancelable operating leases, with terms ranging from one to three years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets:

	June 30,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
Rights of use lease assets	¥2,549,914	¥7,925,930	$1,227,332

Operating lease liabilities – current	1,328,976	2,226,832	344,825
Operating lease liabilities – non-current	1,210,088	4,792,101	742,058
Total operating lease liabilities	¥2,539,064	¥7,018,933	$1,086,883

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2021:

	June 30, 2020	June 30, 2021
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.57	2.59
Weighted average discount rate	5%	5%

Operating lease costs and short-term lease costs for the year ended June 30, 2020 were ¥1,348,742 and ¥1,142,417, respectively.

Operating lease costs and short-term lease costs for the year ended June 30, 2021 were ¥2,034,105 ($314,982) and ¥1,291,685 ($200,018), respectively.

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2021:

Twelve months ending June 30,	RMB	U.S. Dollars
2022	¥3,820,677	$591,633
2023	3,002,494	464,937
2024	1,953,178	302,449
Total lease payments	8,776,349	1,359,019
Less: imputed interest	(459,947)	(71,223)
Less: prepayments	(1,297,469)	(200,913)
Present value of lease liabilities	7,018,933	1,086,883
Less: operating lease liabilities – current	(2,226,832)	(344,825)
Operating lease liabilities – non-current	¥4,792,101	$742,058